Loans and financing	12 Months Ended
Dec. 31, 2020
Loans and financing
Loans and financing

14. Loans and financing

		Effective
Type	Charges	rate	Maturity	Covenants	12/31/2020	12/31/2019
Loan — BNDES	IPCA + 3.10% p.a. + Spread 1.37% p.a	7.873% p.a.	12/15/2027	16.1 (a)	262,036	147,585
Loan — BNDES	TJLP + 1.67% p.a.	6.705% p.a.	02/15/2021	16.1 (b)	10,118	31,078
Loan — BNDES	TJLP + 1.96% p.a.	7.000% p.a.	03/15/2022	16.1 (c)	23,820	30,945
Loan — Itaú	TJLP + 7.20% p.a.	12.464% p.a.	—		—	165
					295,974	209,773

Current liabilities					69,775	40,836
Non-current liabilities					226,199	168,937

Prevailing loan contracts do not have assets pledged in guarantee.

The amount classified in non-current liabilities will be paid as follows:

Period	12/31/2020	12/31/2019
2021	—	39,216
2022	43,804	24,474
2023	36,479	21,043
2024	36,479	21,043
2025	36,479	21,043
2026	36,479	21,043
2027	36,479	21,075
	226,199	168,937

Changes are shown below:

	12/31/2020	12/31/2019
Previous balance	209,773	249,982
Funds from acquisition of subsidiaries	—	443
Loan and financing inflows	107,937	—
Financial charges	22,463	18,418
Financial charges paid	(13,854)	(16,896)
Payments of loans and financing	(30,345)	(42,174)
Total	295,974	209,773

14.1. Covenants

(a) BNDES loan raised on December 13, 2018 has covenant for early debt payment. The following indices should be determined on a half-annual basis in consolidated financial statements:
(i)	General Indebtedness / total assets: equal or less than 60%;
(ii)	Net debt / EBITDA: equal or less than 2.0.

In order to determine the indices, the following definitions and criteria should be adopted:

•	General indebtedness: Total current and non-current liabilities;
•

Net debt: The total balance of consolidated onerous debts of the Intervening Party, including: loans and financing; loans; issuance of fixed-income securities, promissory notes and debentures, convertible or not, in the local or international capital market; and the sale or assignment of future receivables if they are recorded as liabilities; and other financial operations and debts of the Company, recorded in current and non-current liabilities, net of Cash and cash equivalents (cash and financial assets).

•	EBITDA: Income (loss) before interest, income tax, depreciation and amortization;

In the hypothesis that levels established in the item VII of the Clause Nine (Obligations of the Intervening Parent Company) are not met, the Company must present, within 120 days counted as of notification date, in written, from BNDES, real guarantees accepted by BNDES at an amount corresponding to at least 130% of financing value or deriving debt, except if within that period, above mentioned levels were re-established.

The financial ratios mentioned above are verified based on the base dates determined in the contracts signed between the Company and the respective agent. From time to time, Management monitors the calculations of these rates to check for indications of non-compliance with contractual terms. As of December 31, 2020, there was no indication that the Company will not be able to fully comply with all the covenants in the reporting periods. According to the additive, the Company is not considered delinquent before BNDES in case of non-achievement of the contractually established economic and financial indicators for the year 2020.

(b) BNDES loan raised on October 28, 2014 has covenant for early debt payment. During the contractual period, two of the following ratios, calculated semi-annually in the consolidated statements, should be maintained:

(i)	General Indebtedness / total assets: equal or less than 60%;
(ii)	Net debt / EBITDA: equal or less than 2.0;
(iii)	EBITDA / Net operating revenue: equal or higher than 20%.

In order to determine the indices, the following definitions and criteria should be adopted:

•	EBITDA: Income (loss) before interest, income tax, depreciation and amortization;
•

Net debt: balances of the consolidated onerous debts, including loans and financing; loans, issuance of fixed-income securities, promissory notes and debentures, convertible or not, in the local or international capital market, and the sale or assignment of future receivables if they are recorded as liabilities; and other financial operations and debts of the Company, recorded in current and non-current liabilities, net of Cash and cash equivalents. In order to calculate this ratio, we will not consider the amounts classified as Accounts payable for the acquisition of subsidiaries in the balance sheet as Net Debt.

In the hypothesis that levels established in the contract are not met, the Company must present, within 180 days counted as of default date, real guarantees accepted by BNDES at an amount corresponding to at least 130% of financing value or deriving debt, or present a bank guarantee to be provided by the financial institution at BNDES criteria, and it is in financial economic situation assuring the degree of notorious solvency, the total amount of the debt, except if within that period, above mentioned levels were re-established.

The financial ratios mentioned above are verified based on the base dates determined in the contracts signed between the Company and the respective agent. From time to time, Management monitors the calculations of these rates to check for indications of non-compliance with contractual terms. As of December 31, 2020, there was no indication that the Company will not be able to fully comply with all the covenants in the reporting periods. According to the additive, the Company is not considered delinquent before BNDES in case of non-achievement of the contractually established economic and financial indicators for the year 2020

(c)BNDES loan raised on December 11, 2015 has covenant for early debt payment. During the contractual period, two of the following ratios, calculated semi-annually in the consolidated statements, should be maintained:

(i)	General Indebtedness / total assets: equal or less than 60%;
(ii)	Net debt / EBITDA: equal or less than 2.0;
(iii)	EBITDA / Net operating revenue: equal or higher than 20%.

In order to determine the indices, the following definitions and criteria should be adopted:

•	EBITDA: Income (loss) before interest, income tax, depreciation and amortization;
•

Net debt: Balances of the consolidated onerous debts, including loans and financing; loans, issuance of fixed-income securities, promissory notes and debentures, convertible or not, in the local or international capital market, and the sale or assignment of future receivables if they are recorded as liabilities; and other financial operations and debts of the Company, recorded in current and non-current liabilities, net of Cash and cash equivalents. In order to calculate this ratio, we will not consider the amounts classified as Accounts payable for the acquisition of subsidiaries in the balance sheet as Net Debt.

In the hypothesis that levels established in the contract are not met, the Company must present, within 180 days counted as of default date, real guarantees accepted by BNDES at an amount corresponding to at least 130% of financing value or deriving debt, or present a bank guarantee to be provided by the financial institution at BNDES criteria, and it is in financial economic situation assuring the degree of notorious solvency, the total amount of the debt, except if within that period, above mentioned levels were re-established.

The financial ratios mentioned above are verified based on the base dates determined in the contracts signed between the Company and the respective agent. From time to time, Management monitors the calculations of these rates to check for indications of non-compliance with contractual terms. As of December 31, 2020, there was no indication that the Company will not be able to fully comply with all the covenants in the reporting periods. According to the additive, the Company is not considered delinquent before BNDES in case of non-achievement of the contractually established economic and financial indicators for the year 2020.